Commitments and Contingencies Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 46.2
2016	43.7
2017	37.2
2018	27.1
2019	16.4
Thereafter	4.4
Total	$ 175.0